Concentrations of Credit Risk (Details Textual) - Customers [Member]	12 Months Ended
Dec. 31, 2016
Accounts receivable [Member]
Concentrations of Credit Risk (Textual)
Concentration risk percentage, description	Represented less than 10.0% of account receivables as of the year end.
Revenue [Member]
Concentrations of Credit Risk (Textual)
Concentration risk percentage, description	Represented less than 10% of total net revenues from commissions and fees as of the year.